Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Class of Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock - shares authorized	755,000,000
Common Shares - Class A
Class of Stock
Common stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	750,000,000	750,000,000
Common stock - shares issued	24,809,142	17,669,442
Common stock - shares outstanding	24,809,142	17,669,442
Common Shares - Class B
Class of Stock
Common stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	5,000,000	5,000,000
Common stock - shares issued	0	0
Common stock - shares outstanding	0	0